Total
Invesco ESG NASDAQ Next Gen 100 ETF
Summary Information
Investment Objective
The Invesco ESG NASDAQ Next Gen 100 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Nasdaq Next Generation 100 ESG Index® (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco ESG NASDAQ Next Gen 100 ETF Invesco ESG NASDAQ Next Gen 100 ETF
Management Fees	0.20%
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco ESG NASDAQ Next Gen 100 ETF | Invesco ESG NASDAQ Next Gen 100 ETF | USD ($)	20	64	113	255

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc. (“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of companies included in the Nasdaq Next Generation 100 Index® (the “Parent Index”) that also meet the Index Provider's environmental, social and governance (“ESG”) criteria. The Parent Index is comprised of securities of the next generation of Nasdaq-listed non-financial companies; that is, the largest 100 Nasdaq-listed companies outside of the Nasdaq-100 Index® (the “Nasdaq-100”) based on market capitalization.
To be eligible for inclusion in the Parent Index, a security must meet the existing eligibility criteria of the Nasdaq-100, an index that measures the performance of 100 of the largest domestic and international non-financial companies by market capitalization on The Nasdaq Stock Market LLC. Securities meeting the Nasdaq-100 eligibility criteria are ranked by market capitalization, with the largest 100 securities not currently in the Nasdaq-100 selected for inclusion in the Parent Index. Security types generally eligible for inclusion in the Parent Index are common stocks and tracking stocks of companies located in the United States, as well as
American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. The Parent Index reflects companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the Parent Index.
Companies that are included in the Parent Index are evaluated for inclusion in the Underlying Index on the basis of the Index Provider's ESG criteria, which considers a company’s (i) business activities, (ii) business controversy levels and ESG risk ratings, and (iii) adherence to the principles of the United Nations (“UN”) Global Compact.
The Underlying Index employs negative screens to exclude securities of companies with business activities that do not meet the eligibility criteria for the Underlying Index. Such screens rely on information from Sustainalytics, a globally-recognized independent provider of ESG research, ratings, and data. Companies’ business activities are distinguished between categories with absolute prohibitions (which do not allow any involvement by a company in a certain business activity) and categories that permit a de minimis amount of a certain business activity (generally, permitting a company to derive less than 5% of its revenues from, or to own less than 10% of another company that engages in, such activity). Pursuant to the Underlying Index methodology, prohibited business activities include:
◾
Arctic oil and gas exploration
◾
Cannabis development or cultivation
◾
Controversial weapons
◾
Military weapon manufacturing
◾
Oil sands extraction
◾
Riot protection equipment and riot control weapon manufacturing
◾
Shale energy exploration or production
◾
Assault weapons and small arms manufacturing
◾
Tobacco product manufacturing
Categories that permit de minimis business activity based on revenue or ownership include:
◾
Adult entertainment
◾
Alcoholic beverage production, distribution or sale
◾
Cannabis distribution or sale
◾
Gambling
◾
Nuclear power production
◾
Oil and gas exploration, production, refining, transportation, storage, or generating electricity from oil or gas
◾
Assault weapons or small arms distribution
◾
Extracting, or generating electricity from, thermal coal
◾
Tobacco product distribution or sale
The Index Provider also utilizes information from Sustainalytics to determine issuers’ business controversy levels and ESG Risk Rating Score. Sustainalytics reviews corporate filings and public disclosures to assess a company’s ESG profile. The ESG Risk Rating Score is designed to measure the magnitude of a company’s unmanaged ESG risk. Companies are assigned risk scores ranging from 0 (indicating that ESG risks have been fully managed) to 100 (indicating the highest level of unmanaged ESG risk), and the Index Provider excludes companies with an ESG risk rating of 40 or higher (i.e., a “severe risk” rating) from the Underlying Index. Sustainalytics also monitors companies for controversies pertaining to ESG and assesses incidents in terms of their level of impact on the environment and society and the related risk to the company itself. Such events are scored on a scale from 1 (low impact) to 5 (severe impact), depending on the reputational risk to the company and potential impact on stakeholders. The Index Provider excludes companies with a controversy rating higher than 4 from the Underlying Index.
Additionally, eligible issuers must be deemed compliant with the principles of the UN Global Compact. The UN Global Compact is an arrangement by which companies voluntarily and publicly commit to a set of principles drawn from key UN Conventions and Declarations. The principles of the UN Global Compact represent a set of values that the UN believes responsible businesses should incorporate into their operations in order to meet fundamental responsibilities in the areas of human rights, labor, the environment, and anti-corruption.
All securities included in the Parent Index that also meet the ESG criteria are included in the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised of 93 constituents with market capitalizations ranging from $1.4 billion to $114.6 billion.
The Underlying Index is calculated under a “modified ESG Risk Rating Score-adjusted market capitalization-weighted” methodology, where constituents’ weightings are calculated and adjusted based on a formula that considers such constituents’ ESG Risk Rating Score and market capitalization. The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Return—Calendar Year

	Period Ended	Returns
Year-to-date	September 30, 2023	5.74%
Best Quarter	December 31, 2022	7.01%
Worst Quarter	June 30, 2022	-18.30%

Average Annual Total Returns (for the period ended December 31, 2022)
Average Annual Returns - Invesco ESG NASDAQ Next Gen 100 ETF	1 Year	Since Inception	Inception Date
Invesco ESG NASDAQ Next Gen 100 ETF	(27.53%)	(23.03%)	Oct. 27, 2021
After Taxes on Distributions | Invesco ESG NASDAQ Next Gen 100 ETF	(27.65%)	(23.15%)
After Taxes on Distributions and Sale of Fund Shares | Invesco ESG NASDAQ Next Gen 100 ETF	(16.21%)	(17.45%)
Nasdaq Next Generation 100 ESG Index (reflects no deduction for fees, expenses or taxes)	(27.43%)	(22.88%)
NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)	(32.54%)	(26.70%)